Deposits	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Deposits

NOTE 11: DEPOSITS

Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal. These deposits are in general chequing accounts.

Notice deposits are those for which the Bank can legally require notice prior to withdrawal. These deposits are in general savings accounts.

Term deposits are those payable on a fixed date of maturity purchased by customers to earn interest over a fixed period. The terms are from one day to ten years. The deposits are generally term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at July 31, 2020, was $319 billion (October 31, 2019 – $309 billion).

Certain deposit liabilities are classified as Trading deposits on the Interim Consolidated Balance Sheet and accounted for at fair value with the change in fair value recognized on the Interim Consolidated Statement of Income.

Certain deposits have been designated at FVTPL on the Interim Consolidated Balance Sheet to reduce an accounting mismatch from related economic hedges. These deposits are accounted for at fair value with the change in fair value recognized on the Interim Consolidated Statement of Income, except for the amount of change in fair value attributable to changes in the Bank’s own credit risk, which is recognized on the Interim Consolidated Statement of Comprehensive Income.

Deposits

(millions of Canadian dollars)								As at
	By Type			By Country			July 31 2020	October 31 2019
	Demand	Notice	Term[1]	Canada	United States	International	Total	Total
Personal	$18,960	$530,372	$60,466	$267,997	$341,784	$17	$609,798	$503,430
Banks[2]	8,949	77	11,145	14,048	1,797	4,326	20,171	16,751
Business and government[3]	113,250	187,119	160,940	315,988	136,798	8,523	461,309	366,796
Trading[2]	–	–	22,118	12,201	3,369	6,548	22,118	26,885
Designated at fair value through profit or loss[2,4]	–	–	100,312	45,349	44,001	10,962	100,312	105,100
Total	$141,159	$717,568	$354,981	$655,583	$527,749	$30,376	$1,213,708	$1,018,962
Non-interest-bearing deposits included above
In domestic offices							$54,080	$43,887
In foreign offices							76,009	53,381
Interest-bearing deposits included above
In domestic offices							601,503	530,608
In foreign offices							480,365	391,076
U.S. federal funds deposited[2]							1,751	10
Total[3,5]							$1,213,708	$1,018,962

[1]

Includes $24 billion (October 31, 2019 – $17 billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

[2]	Includes deposits and advances with the Federal Home Loan Bank.
[3]	As at July 31, 2020, includes $41 billion relating to covered bondholders (October 31, 2019 – $40 billion) and $1 billion (October 31, 2019 – $1 billion) due to TD Capital Trust lV.
[4]

Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet consist of deposits designated at FVTPL and $27 million (October 31, 2019 – $31 million) of loan commitments and financial guarantees designated at FVTPL.

[5]

As at July 31, 2020, includes deposits of $714 billion (October 31, 2019 – $580 billion) denominated in U.S. dollars and $57 billion (October 31, 2019 – $52 billion) denominated in other foreign currencies.